Leases (Tables)	12 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of movement in right-of-use assets
(a) Movement in right-of-use assets
The company principally leases warehouses, office buildings, plant and machinery, cars and distribution vehicles in the ordinary course of business.

	Land and buildings £ million	Plant and equipment £ million	Under construction £ million	Total £ million
At 30 June 2019	2	228	—	230
IFRS16 Transition	173	63	—	236
Adjusted balance at 1 July 2019	175	291	—	466
Exchange differences	(3)	2	—	(1)
Additions	150	24	32	206
Disposals	(2)	—	—	(2)
Depreciation	(51)	(41)	—	(92)
At 30 June 2020	269	276	32	577
Exchange differences	(21)	(18)	—	(39)
Additions	33	23	—	56
Transfer	(1)	(63)	(3)	(67)
Acquisitions	8	—	—	8
Depreciation	(58)	(34)	—	(92)
At 30 June 2021	230	184	29	443

Lease liabilities	(b) Lease liabilities

	2021 £ million	2020 £ million
Current lease liabilities	(82)	(106)
Non-current lease liabilities	(281)	(364)
	(363)	(470)